Segment Information - Summary of Revenues from Geographic Segments Based on Domicile of Customer (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of geographical areas [line items]
Total	₨ 544,871	$ 8,368	₨ 550,402	₨ 512,440
Operating Segments [member]
Disclosure of geographical areas [line items]
Total	546,359		554,179	516,307
Operating Segments [member] | India [member]
Disclosure of geographical areas [line items]
Total	43,099		46,555	51,371
Operating Segments [member] | Americas [member]
Disclosure of geographical areas [line items]
Total	283,515		290,719	258,615
Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
Total	138,597		133,909	126,417
Operating Segments [member] | Rest of the World [member]
Disclosure of geographical areas [line items]
Total	₨ 81,148		₨ 82,996	₨ 79,904